Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
VOYA VARIABLE PORTFOLIOS, INC.
Voya Index Plus LargeCap Portfolio
(the “Portfolio”)
Supplement dated May 1, 2025
to the Portfolio’s Adviser Class, Class I, and Class S Shares’ Summary Prospectus and Prospectus, each dated May 1, 2025 (together, the “Prospectuses”)
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
In accordance with recent changes to regulatory disclosure requirements regarding investment company names, the Portfolio’s policy to invest in accordance with the investment focus that the Portfolio’s name suggests (the “80% Investment Policy”) is changed effective June 30, 2025 (the “Effective Date”), as set forth below.
Current 80% Investment Policy	New 80% Investment Policy as of the
Effective Date
Under normal market conditions, the Portfolio	Under normal circumstances, the Portfolio invests
invests at least 80% of its net assets (plus	at least 80% of its net assets (plus the amount of
borrowings for investment purposes) in securities	any borrowings for investment purposes) in
of large-capitalization companies included in the	investments tied to large-capitalization companies
Index.	included in the Index.
Although the Portfolio’s new 80% Investment Policy and related disclosure changes are set forth in the Portfolio’s Prospectuses, these changes will not be effective until the Effective Date. Until the Effective Date, the Portfolio’s current 80% Investment Policy and related disclosure, as set forth in the table below under the heading “Current Disclosure”, will continue in effect and supersede the disclosure in the first paragraph in the section of the Prospectuses entitled “Principal Investment Strategies” (which, for reference, is set forth in the table below under the heading “Disclosure as of the Effective Date”).
Current Disclosure	Disclosure as of the Effective Date
Under normal market conditions, the Portfolio	Under normal circumstances, the Portfolio invests
invests at least 80% of its net assets (plus	at least 80% of its net assets (plus the amount of
borrowings for investment purposes) in securities	any borrowings for investment purposes) in
of large-capitalization companies included in the	investments tied to large-capitalization companies
Index. The Portfolio will provide shareholders	included in the Index. For purposes of this 80%
with at least 60 days’ prior notice of any change in	policy, large-capitalization companies means
this investment policy.	companies that are included in the Index.
The Index is a stock market index comprised of
common stocks of 500 of the largest companies
traded in the United States and selected by S&P
Global Ratings. For this Portfolio, the sub-adviser
(the “Sub-Adviser”) defines large-capitalization
companies as companies that are included in the
Index at the time of purchase and that have a
market capitalization of at least $3 billion.

Voya Index Plus LargeCap Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
VOYA VARIABLE PORTFOLIOS, INC.
Voya Index Plus LargeCap Portfolio
(the “Portfolio”)
Supplement dated May 1, 2025
to the Portfolio’s Adviser Class, Class I, and Class S Shares’ Summary Prospectus and Prospectus, each dated May 1, 2025 (together, the “Prospectuses”)
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
In accordance with recent changes to regulatory disclosure requirements regarding investment company names, the Portfolio’s policy to invest in accordance with the investment focus that the Portfolio’s name suggests (the “80% Investment Policy”) is changed effective June 30, 2025 (the “Effective Date”), as set forth below.
Current 80% Investment Policy	New 80% Investment Policy as of the
Effective Date
Under normal market conditions, the Portfolio	Under normal circumstances, the Portfolio invests
invests at least 80% of its net assets (plus	at least 80% of its net assets (plus the amount of
borrowings for investment purposes) in securities	any borrowings for investment purposes) in
of large-capitalization companies included in the	investments tied to large-capitalization companies
Index.	included in the Index.
Although the Portfolio’s new 80% Investment Policy and related disclosure changes are set forth in the Portfolio’s Prospectuses, these changes will not be effective until the Effective Date. Until the Effective Date, the Portfolio’s current 80% Investment Policy and related disclosure, as set forth in the table below under the heading “Current Disclosure”, will continue in effect and supersede the disclosure in the first paragraph in the section of the Prospectuses entitled “Principal Investment Strategies” (which, for reference, is set forth in the table below under the heading “Disclosure as of the Effective Date”).
Current Disclosure	Disclosure as of the Effective Date
Under normal market conditions, the Portfolio	Under normal circumstances, the Portfolio invests
invests at least 80% of its net assets (plus	at least 80% of its net assets (plus the amount of
borrowings for investment purposes) in securities	any borrowings for investment purposes) in
of large-capitalization companies included in the	investments tied to large-capitalization companies
Index. The Portfolio will provide shareholders	included in the Index. For purposes of this 80%
with at least 60 days’ prior notice of any change in	policy, large-capitalization companies means
this investment policy.	companies that are included in the Index.
The Index is a stock market index comprised of
common stocks of 500 of the largest companies
traded in the United States and selected by S&P
Global Ratings. For this Portfolio, the sub-adviser
(the “Sub-Adviser”) defines large-capitalization
companies as companies that are included in the
Index at the time of purchase and that have a
market capitalization of at least $3 billion.